Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Reconciliation of Basic and Diluted Loss Per Share
The following is a reconciliation of basic and diluted loss per share:

Basic and diluted loss per share

	Year ended March 31	Nine months ended March 31
	2024	2023
Net loss from continuing operations attributable to Aurora shareholders	($55,301)	($175,930)
Net loss from discontinued operations attributable to Aurora shareholders	($10,281)	($21,910)
Net loss attributable to Aurora shareholders	($65,582)	($197,840)

Weighted average number of Common Shares outstanding(1)	43,223,233	32,273,516

Basic loss per share, continuing operations	($1.28)	($5.45)
Basic loss per share, discontinued operations	($0.24)	($0.68)
Basic loss per share	($1.52)	($6.13)
(1) As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.